INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
Summary of components of earnings (loss) before provision (benefit) for income taxes
The following is a summary of the components of earnings (loss) before provision (benefit) for income taxes:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Domestic	$(86,538)	$23,927	$(101,378)
Foreign	2,714	8,767	6,660
	$(83,824)	$32,694	$(94,718)

Summary of provision (benefit) for income taxes
The following is a summary of the provision (benefit) for income taxes included in the accompanying consolidated statement of operations:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Federal:
Current	$(6,617)	$83	$(5,176)
Deferred	6,640	1,331	(17,825)
	23	1,414	(23,001)
State:
Current	$654	$1,526	$1,827
Deferred	(847)	(350)	1,149
	(193)	1,176	2,976
Foreign:
Current	$353	$1,815	$1,433
Deferred	500	622	626
	853	2,437	2,059

Total	$683	$5,027	$(17,966)

Reconciliation of federal statutory income tax rate to the effective tax rate
               The table that follows reconciles the federal statutory income tax rate to the effective tax rate of approximately 0.8% for the year ended December 31, 2011, 15.4% for the year ended December 31, 2010, and 18.9% for the year ended December 31, 2009.

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Income tax provision (benefit)
at the federal statutory rate	$(29,338)	$11,443	$(33,151)

Net change from statutory rate:
Valuation allowance	38,939	(28,692)	35,890
Federal impact of cancellation of debt income	-	17,667	(17,603)
State impact of cancellation of debt income	-	2,646	(1,187)
Federal net operating loss adjustment	-	2,581	-
State income tax benefit, net of federal income
tax benefit and goodwill impairment in 2009	(1,936)	(766)	(3,293)
Taxes at non U.S. statutory rate	76	(153)	89
Additional provisions/reversals of uncertain
tax positions	(6,287)	342	1,114
Canadian rate differential	(254)	(592)	(361)
Other, net	(517)	551	536
	$683	$5,027	$(17,966)

Deferred income tax assets and liabilities
               The tax effect of temporary differences, which gave rise to significant portions of deferred income tax assets and liabilities as of December 31, 2011 and 2010 are as follows:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Deferred tax assets:
Accounts receivable	$1,397	$2,028
Insurance reserves	1,832	2,290
Warranty reserves	11,668	12,280
Pension accrual	6,413	4,407
Deferred compensation	683	121
Inventories	3,100	3,407
Plant closure/relocations	-	407
Original issue discount - cancellation of indebtedness	-	2,499
Federal, net operating loss carry-forwards	76,789	48,251
State net operating loss carry-forwards	11,380	8,579
Interest	4,636	4,650
Other assets, net	5,172	5,307
Valuation allowance	(49,780)	(8,279)
Total deferred tax assets	73,290	85,947
Deferred tax liabilities:
Property and equipment, net	(17,517)	(18,893)
Intangible assets, net	(39,912)	(47,158)
Deferred financing	(14,995)	(4,327)
Cancellation of debt income	-	(9,920)
Other liabilities, net	(1,935)	(1,764)
Total deferred tax liabilities	(74,359)	(82,062)
Net deferred tax asset (liability)	$(1,069)	$3,885

Rollforward of gross tax contingencies
               The following is a rollforward of gross tax contingencies from January 1, 2010 through December 31, 2011.

Balance at January 1, 2010	$18,401
Additions based on tax positions related to current year	407
Additions for tax positions of prior years	54
Reductions for tax positions of prior years	-
Settlement or lapse of applicable statutes	(158)
Unrecognized tax benefits balance at December 31, 2010	18,704
Additions based on tax positions related to current year	274
Additions for tax positions of prior years	-
Reductions for tax positions of prior years	-
Settlement or lapse of applicable statutes	(6,268)
Unrecognized tax benefits balance at December 31, 2011	$12,710